Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
Schedule of Remuneration of Directors of the Company	During the years ended December 31, 2023, 2022 and 2021, the remuneration of directors of the Company was as follows:
	Consolidated
	December 31, 2023 US$	December 31, 2022 US$	December 31, 2021 US$
Short term benefits (1)	228,400	446,704	530,716
(1)	In 2021, the director remuneration relating to our then CEO, was provided by a company which our then Company Secretary and Chief Financial Officer has control.

Schedule of Material Transactions with its Related Parties	During the years ended December 31, 2023, 2022 and 2021, the Group has the following material transactions with its related parties:
	Consolidated
	December 31, 2023 US$	December 31, 2022 US$	December 31, 2021 US$
Interest charged to an associate company	33,850	7,448	-
Company secretarial, taxation service and CFO fee paid to a related company (1)	-	-	407,988
Consultancy fee paid to a related party (2)	-	-	164,035
(1)	A former Company Secretary and CFO controlled the entity providing professional services.
(2)	A former director, is a director of the related party.